As filed with the Securities and Exchange Commission on May 16, 2014

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 122	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund), AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund), AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund), AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund), AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund), AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund), AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund), AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio), AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund), each a series of AMG Funds (formerly Managers AMG Funds).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds (formerly Managers AMG Funds) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 16th day of May, 2014.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	May 16, 2014
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	May 16, 2014
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	May 16, 2014
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	May 16, 2014
Edward J. Kaier

/s/ Kurt Keilhacker*	Trustee	May 16, 2014
Kurt Keilhacker

/s/ Steven J. Paggioli*	Trustee	May 16, 2014
Steven J. Paggioli

/s/ Richard F. Powers, III*	Trustee	May 16, 2014
Richard F. Powers, III

/s/ Eric Rakowski*	Trustee	May 16, 2014
Eric Rakowski

/s/ Victoria Sassine*	Trustee	May 16, 2014
Victoria Sassine

/s/ Thomas R. Schneeweis*	Trustee	May 16, 2014
Thomas R. Schneeweis

/s/ Keitha L. Kinner	President and Principal Executive Officer	May 16, 2014
Keitha L. Kinne	(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	May 16, 2014
Donald S. Rumery	Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: May 16, 2014

AMG Funds

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase